Reconciliation of net cash flow to movement in net debt - Summary of Analysis of Changes in Net Debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-term borrowings
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	£ (3,654)	£ (3,145)
Exchange	137	(223)
Other	0	(19)
Interest expense	0	0
Change in fair value	0	0
Reclassifications	(1,864)	(4,615)
Demerger		1,559
Cash flow	2,646	2,789
Ending balance	(2,735)	(3,654)
Long term borrowings
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(17,035)	(20,572)
Exchange	511	(2,222)
Other	(447)	(249)
Interest expense	(19)	(47)
Change in fair value	0	48
Reclassifications	1,864	4,615
Demerger		10,059
Cash flow	(79)	(8,667)
Ending balance	(15,205)	(17,035)
Net debt
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(17,197)	(19,838)
Exchange	545	(2,287)
Other	(396)	(267)
Interest expense	(19)	(47)
Change in fair value	0	48
Reclassifications	0	0
Demerger		11,618
Cash flow	2,027	(6,424)
Ending balance	(15,040)	(17,197)
Commercial paper | Short-term borrowings
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(1,191)	(252)
Exchange	56	(30)
Other	0	0
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Demerger		0
Cash flow	320	(909)
Ending balance	(815)	(1,191)
European/US MTN & Bank facilities | Short-term borrowings
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(2,146)	(2,596)
Exchange	48	(174)
Other	0	0
Interest expense	0	0
Change in fair value	0	0
Reclassifications	(1,669)	(4,426)
Demerger		0
Cash flow	2,116	5,050
Ending balance	(1,651)	(2,146)
European/US MTN & Bank facilities | Long term borrowings
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(16,194)	(19,760)
Exchange	469	(1,386)
Other	0	0
Interest expense	(19)	(43)
Change in fair value	0	0
Reclassifications	1,669	4,426
Demerger		0
Cash flow	(79)	569
Ending balance	(14,154)	(16,194)
Lease liabilities | Short-term borrowings
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(167)	(173)
Exchange	12	(14)
Other	(3)	5
Interest expense	0	0
Change in fair value	0	0
Reclassifications	(195)	(186)
Demerger		0
Cash flow	197	201
Ending balance	(156)	(167)
Lease liabilities | Long term borrowings
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(841)	(725)
Exchange	42	(59)
Other	(447)	(243)
Interest expense	0	0
Change in fair value	0	0
Reclassifications	195	186
Demerger		0
Cash flow	0	0
Ending balance	(1,051)	(841)
Other | Short-term borrowings
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(150)	(52)
Exchange	21	(2)
Other	3	(9)
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Demerger		0
Cash flow	13	(87)
Ending balance	(113)	(150)
Debt due within one year attributed to continuing operations | Short-term borrowings
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(3,654)	(3,073)
Exchange		(220)
Other		(4)
Interest expense		0
Change in fair value		0
Reclassifications		(4,612)
Demerger		0
Cash flow		4,255
Ending balance		(3,654)
Debt due within one year attributed to discontinued operations | Short-term borrowings
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	0	(72)
Exchange		(3)
Other		(15)
Interest expense		0
Change in fair value		0
Reclassifications		(3)
Demerger		1,559
Cash flow		(1,466)
Ending balance		0
Debt due after one year attributed to continuing operations | Long term borrowings
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(17,035)	(20,485)
Exchange		(1,445)
Other		(243)
Interest expense		(43)
Change in fair value		0
Reclassifications		4,612
Demerger		0
Cash flow		569
Ending balance		(17,035)
Debt due after one year attributed to discontinued operations | Long term borrowings
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	0	(87)
Exchange		(777)
Other		(6)
Interest expense		(4)
Change in fair value		48
Reclassifications		3
Demerger		10,059
Cash flow		(9,236)
Ending balance		0
Liquid investments
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	67	61
Exchange	(4)	7
Other	51	0
Interest expense	0
Change in fair value	0
Reclassifications	0
Cash flow	(72)	(1)
Ending balance	42	67
Cash and cash equivalents
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	3,723	3,861
Exchange	(105)	99
Other	0	1
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Demerger		7,496
Cash flow	(682)	(7,734)
Ending balance	2,936	3,723
Overdrafts
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(298)	(450)
Exchange	6	15
Other	0	0
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Demerger		0
Cash flow	214	137
Ending balance	(78)	(298)
Liquid investments attributed to continuing operations
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	3,425	3,411
Exchange		114
Other		1
Interest expense		0
Change in fair value		0
Reclassifications		0
Demerger		7,496
Cash flow		(7,597)
Ending balance		3,425
Liquid investments attributed to discontinued operations
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	0	407
Exchange		37
Other		0
Interest expense		0
Change in fair value		0
Reclassifications		0
Demerger		(7,496)
Cash flow		7,052
Ending balance		0
Liquid investments, cash and cash equivalents
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	3,425	3,818
Exchange	(99)	151
Other	0	1
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Demerger		0
Cash flow	(468)	(545)
Ending balance	2,858	3,425
Derivative financial instruments
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(20,888)	(23,983)
Exchange	649	(2,450)
Other	(476)	(301)
Interest expense	(712)	(912)
Change in fair value	343	718
Reclassifications	0	0
Demerger		11,710
Cash flow	2,998	(5,670)
Ending balance	(18,086)	(20,888)
Derivative financial instruments | Accrued interest
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(207)	(244)
Exchange	1	(5)
Other	(29)	(33)
Interest expense	(693)	(865)
Change in fair value	0	0
Reclassifications	0	0
Demerger		92
Cash flow	766	848
Ending balance	(162)	(207)
Derivative financial instruments | Assets held to hedge liabilities arising from financing activities
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	8	(22)
Exchange	0	0
Other	0	0
Interest expense	0	0
Change in fair value	343	670
Reclassifications	0	0
Demerger		0
Cash flow	(335)	(640)
Ending balance	£ 16	£ 8